Evergreen Prime Cash Management Money Market Fund: Annual Report as of February 28, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
7	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENTS OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
17	INDEPENDENT AUDITORS' REPORT
20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for Evergreen Prime Cash Management Money Market Fund, which covers the 3-month period ended February 28, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and many investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. And if these troubles weren't enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and possible terror attacks weighed heavily on everyone's minds. Many investors chose to exit the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels as measured by CDs, savings accounts and money market funds rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and

LETTER TO SHAREHOLDERS continued

money flowed back into Treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress, and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs were now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November. The success of Republicans in the mid-term elections also appeared to favor investors, but after bouncing off the October lows, equities still finished the year in negative territory. Bonds, however, provided handsome returns, as Treasuries, corporates and municipals all benefited from low inflation and the accommodating Fed.

The new year began with optimism for solid economic growth, a sustained rebound in corporate profits, and hope for clarity on the geopolitical front. However, the honeymoon did not last, and threats from North Korea and global discord regarding Iraq only increased investor wariness. As a result, early gains were lost as investors waited for yet another possible resolution from the United Nations.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle

LETTER TO SHAREHOLDERS continued

recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of February 28, 2003

MANAGEMENT TEAM

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 12/2/1993
		Lipper
	Institutional	Institutional
	Shares	Money	90-Day
	(Class I)	Markets	Treasury
Class Inception Date	12/2/1993	Average	Bill

3 month return	0.34%	0.27%	0.29%

Average Annual Returns

1 year	1.65%	1.42%	1.50%

5 year	4.45%	4.24%	3.98%

Since Portfolio Inception	4.82%	4.69%	4.47%

7-day annualized yield	1.29%	N/A	N/A

30-day annualized yield	1.31%	N/A	N/A

3-month income distributions per share	$0.003	N/A	N/A

PORTFOLIO COMPOSITION
(based on 02/28/2003 portfolio assets)

Commercial Paper	59.7%

Corporate Bonds	29.0%

U.S. Government & Agency Obligations	5.4%

Funding Agreements	2.8%

Time Deposit	2.6%

Mutual Fund Shares	0.3%

Municipal Obligations	0.2%

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I shares prior to June 10, 2002, is based on the performance of the Institutional shares of the fund's predecessor fund, Wachovia Prime Cash Management Fund. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Total Net Assets: $1,763,107,117
Average Maturity: 28 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without a vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of February 28, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended November 30,
	February 28, 2003[1]	2002[2]	2001	2000	1999	1998
CLASS I
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.003	0.018	0.045	0.062	0.049	0.054
Distributions to shareholders from
Net investment income	-0.003	-0.018	-0.045	-0.062	-0.049	-0.054
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34%	1.83%	4.58%	6.35%	5.05%	5.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,763,107	$1,716,949	$2,301,135	$1,752,274	$1,710,005	$1,829,211
Ratios to average net assets
Expenses[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.37%[4]	1.80%	4.49%	6.17%	4.93%	5.40%

1.  For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

2.  On June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund" ). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER 59.6%
Asset Backed 49.6%
Aspen Funding Corp., 1.27%, 4/3/2003	$25,000,000	$ 24,972,660
Atlantic Asset Securitization Corp.:
1.26%, 3/25/2003	30,000,000	29,976,900
1.27%, 3/13/2003	25,000,000	24,991,180
Barton Capital Corp.:
1.26%, 3/13/2003	30,055,000	30,044,481
1.26%, 3/24/2003	25,000,000	24,981,625
1.28%, 3/6/2003	15,635,000	15,633,332
Blue Spice, LLC, 1.32%, 4/9/2003	33,253,000	33,207,887
Compass Securitization, 1.27%, 3/20/2003	30,300,000	30,281,828
Dorada Corp., 1.26%, 4/9/2003	34,000,000	33,955,970
Edison Asset Securitization, LLC:
1.26%, 3/20/2003	35,000,000	34,979,175
1.26%, 3/24/2003	25,000,000	24,981,625
Giro Multi Funding Corp., 1.28%, 3/17/2003	15,000,000	14,992,533
Kittyhawk Funding, 1.27%, 3/18/2003	30,000,000	29,984,125
National Bank of Commerce, 1.36%, 3/3/2003	25,000,000	25,000,000
Newport Funding Corp.:
1.26%, 4/8/2003	25,000,000	24,968,500
1.27%, 4/14/2003	18,250,000	18,222,960
Old Line Funding Corp.:
1.26%, 3/17/2003	36,199,000	36,181,262
1.26%, 3/18/2003	26,442,000	26,428,118
Principal Financial Services, Inc., 1.32%, 3/4/2003	18,979,000	18,978,304
Salomon Smith Barney, Inc., 1.25%, 4/2/2003	35,000,000	34,963,542
Societe General North America, Inc., 1.255%, 4/4/2003	35,000,000	34,960,956
Thames Asset Global Security, 1.275%, 3/20/2003	55,000,000	54,966,885
Three Pillars Funding Corp., 1.27%, 3/21/2003	35,000,000	34,977,775
Tulip Funding Corp.:
1.26%, 3/19/2003	25,000,000	24,986,000
1.27%, 3/31/2003	40,000,000	39,960,489
UBS Finance, Inc., 1.24%, 3/27/2003	35,000,000	34,971,067
Victory Receivable Corp., 1.31%, 3/24/2003	42,245,000	42,212,718
Windmill Funding Corp.:
1.26%, 3/17/2003	50,000,000	49,975,500
1.26%, 3/21/2003	20,000,000	19,987,400
874,724,797
Brokers 10.0%
Credit Suisse First Boston, Inc.:
1.34%, 3/10/2003	50,000,000	50,000,000
1.36%, 3/10/2003	25,000,000	25,000,000
Goldman Sachs Group, Inc., 2.54%, 3/18/2003	50,000,000	50,000,000
Salomon Smith Barney, Inc., 1.31%, 3/28/2003	50,000,000	50,000,000
175,000,000
Total Commercial Paper		1,049,724,797
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

CORPORATE BONDS 29.0%
Asset Backed 7.1%
American Express Credit Corp., FRN, 1.32%, 3/7/2003	$40,000,000	$ 39,999,956
CC USA, Inc., FRN:
1.31%, 3/25/2003	16,000,000	16,000,084
1.31%, 3/27/2003	20,000,000	20,000,105
Household Finance Corp., 3.00%, 5/30/2003	25,000,000	25,000,000
Sigma Finance, Inc., 2.68%, 5/20/2003	25,000,000	25,000,000
126,000,145
Brokers 9.4%
Bear Stearns Co., Inc., FRN:
1.665%, 5/16/2003	6,500,000	6,503,357
1.75%, 3/28/2003	5,720,000	5,721,191
Deutsche Bank AG, FRN, 1.49%, 3/3/2003	5,940,000	5,940,534
Lehman Brothers Holdings, Inc., FRN:
1.37%, 3/25/2003	25,000,000	25,000,000
1.54%, 3/7/2003	50,000,000	50,000,000
Merrill Lynch & Company, Inc., FRN:
1.31%, 3/10/2003	15,000,000	15,000,000
1.32%, 3/7/2003	50,000,000	50,000,000
Morgan Stanley Dean Witter Co., FRN, 1.44%, 3/17/2003	6,700,000	6,702,973
164,868,055
Automobiles 1.7%
BMW US Capital, LLC, FRN, 1.34%, 3/11/2003	30,000,000	30,000,000
Banks 7.4%
Deutsche Bank Financial, LLC, FRN, 1.46%, 3/12/2003	50,000,000	50,042,999
HBOS Treasury Services Plc, FRN, 1.33%, 5/20/2003	50,000,000	50,000,000
NationsBank Corp., 1.775%, 4/15/2003	5,000,000	5,002,402
Westdeutsche Landesbank, FRN, 1.26%, 3/24/2003	25,000,000	24,999,277
130,044,678
Diversified Telecommunication Services 1.1%
Bellsouth Corp., 4.105%, 4/25/2003	20,000,000	20,041,620
Industrial Conglomerates 2.3%
General Electric Capital Corp., 1.37%, 3/17/2003	40,000,000	40,000,000
Total Corporate Bonds		510,954,498
FUNDING AGREEMENT 2.8%
Transamerica Occidental, 1.53%, 3/3/2003 144A	50,000,000	50,000,000
MUNICIPAL OBLIGATIONS 0.2%
Housing 0.2%
Washington Housing Finance Commission RB:
Eaglepointe Apts., 1.59%, VRDN	1,610,000	1,610,000
Winterhill Apts., 1.59%, VRDN	2,175,000	2,175,000
Total Municipal Obligations		3,785,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

TIME DEPOSIT 2.6%
State Street Bank Euro Time Deposit, 1.25%, 3/3/2003	$45,921,542	$ 45,921,542
U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.4%
FHLB:
1.50%, 3/8/2004	25,000,000	25,000,000
1.60%, 1/16/2004	20,000,000	20,002,734
SLMA, 1.53%, 4/25/2003	50,000,000	50,000,000
Total U.S. Government & Agency Obligations		95,002,734

	Shares	Value

MUTUAL FUND SHARES 0.3%
Citifunds Cash Reserve Fund	1,081,916	1,081,916
Federated Prime Value Obligation Fund	4,258,798	4,258,798
Total Mutual Fund Shares		5,340,714
Total Investments (cost $1,760,729,285) 99.9%		1,760,729,285
Other Assets and Liabilities 0.1%		2,377,832
Net Assets 100.0%		$ 1,763,107,117

144A	Security that may be resold to qualified Institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
RB	Revenue Bond
SLMA	Student Loan Marketing Association
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2003.
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003

Assets
Investments at amortized cost	$ 1,760,729,285
Cash	56,779
Interest receivable	3,915,098
Prepaid expenses and other assets	255,017

Total assets	1,764,956,179

Liabilities
Dividends payable	1,774,791
Advisory fee payable	15,137
Due to other related parties	8,579
Accrued expenses and other liabilities	50,555

Total liabilities	1,849,062

Net assets	$ 1,763,107,117

Net assets represented by
Paid-in capital	$ 1,763,133,399
Overdistributed net investment income	(23,902)
Accumulated net realized losses on securities	(2,380)

Total net assets	$ 1,763,107,117

Shares outstanding -- Class I	1,763,129,377

Net asset value per share -- Class I	$ 1.00

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	February 28,	November 30,
	2003(a)	2002

Investment income
Interest	$ 6,887,956	$ 36,147,509

Expenses
Advisory fee	1,334,454	5,477,486
Administrative services fees	263,165	986,693
Transfer agent fee	103	4,204
Trustees' fees and expenses	1,915	43,482
Printing and postage expenses	19,639	6,419
Custodian fee	55,590	234,625
Registration and filing fees	1,663	86,376
Professional fees	15,817	21,274
Other	1,240	13,071

Total expenses	1,693,586	6,873,630
Less: Expense reductions	(2,126)	(5,760)
Fee waivers	(883,689)	(3,581,379)

Net expenses	807,771	3,286,491

Net investment income	6,080,185	32,861,018

Net realized losses on securities	(1,217)	(1,020)

Net increase in net assets resulting from operations	$ 6,078,968	$ 32,859,998

(a) For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	February 28, 2003(a)		November 30, 2002

Operations
Net investment income		$ 6,080,185		$ 32,861,018
Net realized losses on securities		(1,217)		(1,020)

Net increase in net assets resulting from operations		6,078,968		32,859,998

Distributions to shareholders from
Net investment income		(6,072,220)		(32,889,120)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	2,949,749,024	2,949,749,024	7,314,541,626	7,314,541,740
Net asset value of shares issued in reinvestment of distributions	413,477	413,477	212,744	212,744
Payment for shares redeemed	(2,904,011,067)	(2,904,011,067)	(7,898,911,848)	(7,898,911,848)

Net increase (decrease) in net assets resulting from capital share transactions		46,151,434		(584,157,364)

Total increase (decrease) in net assets		46,158,182		(584,186,486)
Net assets
Beginning of period		1,716,948,935		2,301,135,421

End of period		$ 1,763,107,117		$ 1,716,948,935

Overdistributed net investment income		$ (23,902)		$ (31,867)

(a) For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	November 30, 2001

Operations
Net investment income		$ 84,732,277
Net realized losses on securities		0

Net increase in net assets resulting from operations		84,732,277

Distributions to shareholders from
Net investment income		(84,732,277)

	Shares
Capital share transactions
Proceeds from shares sold	4,319,446,016	4,319,446,016
Net asset value of shares issued in reinvestment of distributions	327,884	327,884
Payment for shares redeemed	(3,770,912,704)	(3,770,912,704)

Net increase in net assets resulting from capital share transactions		548,861,196

Total increase in net assets		548,861,196
Net assets
Beginning of period		1,752,274,225

End of period		$ 2,301,135,421

Undistributed net investment income		$ 0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

As of the close of business on June 7, 2002, the net assets and liabilities of Wachovia Prime Cash Management Fund, a series of The Wachovia Funds, were acquired by the Fund. As Wachovia Prime Cash Management Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Wachovia Prime Cash Management Fund has been carried forward.

The Fund offers Institutional ("Class I") shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.30% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of February 28, 2003 were $588,717.

The investment advisor waived its fees as follows:

		% of average
	Waiver Amount	daily net assets

Year ended February 28, 2003*	$ 883,689	0.20%
Year ended November 30, 2002	$ 3,581,379	0.20%

* For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

On February 28, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2003, the Fund had $2,380 in capital loss carryovers for federal income tax purposes with $143 expiring in 2008, $1,020 expiring in 2010 and $1,217 expiring in 2011.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2003, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

6. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2003, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income of $23,902 and capital loss carryover of $2,380.

The tax character of distributions paid for the year ended February 28, 2003 was $6,072,220 of ordinary income.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

The Fund received expense reductions from expense offset arrangements as follows:

		% of average
	Amount	daily net assets

Year ended February 28, 2003*	$ 2,126	0.00%
Year ended November 30, 2002	$ 5,760	0.00%

* For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 28, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2003, and the related statements of operations, statements of changes in net assets and the finanacial highlights for the three-month period ended February 28, 2003, and the year ended November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of Evergreen Prime Cash Management Money Market Fund for the year ended November 30, 2001 and the financial highlights for each of the years in the four-year period ended November 30, 2001 were audited by other auditors whose report dated January 14, 2002, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund, as of February 28, 2003 the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 4, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 109 Evergreen funds.

[2] Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of February 28, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

565580    4/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034